Quarterly Report
September 30, 2020
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 1.9%
Honeywell International, Inc.	83,380	$13,725,182
Alcoholic Beverages – 2.3%
Diageo PLC	245,534	$8,411,552
Pernod Ricard S.A.	47,876	7,642,400
		$16,053,952
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	19,079	$8,919,353
NIKE, Inc., “B”	59,810	7,508,547
		$16,427,900
Biotechnology – 0.8%
Illumina, Inc. (a)	18,897	$5,840,685
Brokerage & Asset Managers – 2.7%
Blackstone Group, Inc.	90,660	$4,732,452
NASDAQ, Inc.	90,945	11,159,861
TD Ameritrade Holding Corp.	90,053	3,525,575
		$19,417,888
Business Services – 4.9%
Accenture PLC, “A”	53,235	$12,030,578
Amdocs Ltd.	118,762	6,818,126
Fidelity National Information Services, Inc.	106,218	15,636,352
		$34,485,056
Cable TV – 2.1%
Comcast Corp., “A”	321,384	$14,867,224
Chemicals – 0.8%
PPG Industries, Inc.	49,163	$6,001,819
Computer Software – 8.9%
Adobe Systems, Inc. (a)	28,561	$14,007,171
Microsoft Corp.	179,320	37,716,376
salesforce.com, inc. (a)	45,511	11,437,824
		$63,161,371
Computer Software - Systems – 2.9%
Apple, Inc.	152,065	$17,610,648
Cisco Systems, Inc.	66,168	2,606,357
		$20,217,005
Construction – 1.6%
Sherwin-Williams Co.	15,791	$11,002,221
Consumer Products – 2.6%
Colgate-Palmolive Co.	109,053	$8,413,439
Estee Lauder Cos., Inc., “A”	17,201	3,754,118
Kimberly-Clark Corp.	43,021	6,352,481
		$18,520,038
Containers – 1.2%
Crown Holdings, Inc. (a)	110,700	$8,508,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.5%
AMETEK, Inc.	95,319	$9,474,709
Fortive Corp.	119,583	9,113,420
TE Connectivity Ltd.	66,489	6,498,635
		$25,086,764
Electronics – 3.2%
Analog Devices, Inc.	57,892	$6,758,312
Applied Materials, Inc.	68,379	4,065,132
Texas Instruments, Inc.	85,608	12,223,966
		$23,047,410
Energy - Independent – 0.7%
ConocoPhillips	108,092	$3,549,741
EOG Resources, Inc.	35,295	1,268,503
		$4,818,244
Food & Beverages – 2.2%
Danone S.A.	140,255	$9,080,484
Mondelez International, Inc.	119,339	6,856,026
		$15,936,510
General Merchandise – 1.4%
Dollar General Corp.	46,853	$9,821,326
Health Maintenance Organizations – 0.9%
Cigna Corp.	37,877	$6,416,743
Insurance – 0.8%
Chubb Ltd.	51,672	$6,000,153
Internet – 7.3%
Alphabet, Inc., “A” (a)	18,307	$26,830,739
Alphabet, Inc., “C” (a)	6,802	9,996,219
Facebook, Inc., “A” (a)	57,400	15,033,060
		$51,860,018
Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	85,814	$11,191,004
Major Banks – 5.3%
Bank of America Corp.	534,879	$12,885,235
Goldman Sachs Group, Inc.	49,563	9,960,676
JPMorgan Chase & Co.	154,636	14,886,808
		$37,732,719
Medical & Health Technology & Services – 1.8%
ICON PLC (a)	24,151	$4,615,014
PRA Health Sciences, Inc. (a)	78,613	7,974,503
		$12,589,517
Medical Equipment – 8.1%
Becton, Dickinson and Co.	59,866	$13,929,621
Danaher Corp.	57,414	12,362,957
Medtronic PLC	162,344	16,870,788
Thermo Fisher Scientific, Inc.	31,798	14,039,453
		$57,202,819

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.9%
Enterprise Products Partners LP	393,247	$6,209,370
Network & Telecom – 1.4%
Equinix, Inc., REIT	12,785	$9,718,262
Other Banks & Diversified Financials – 6.0%
Mastercard, Inc., “A”	55,007	$18,601,717
Truist Financial Corp.	182,275	6,935,564
Visa, Inc., “A”	86,458	17,289,006
		$42,826,287
Pharmaceuticals – 7.0%
Eli Lilly & Co.	72,597	$10,745,808
Johnson & Johnson	135,341	20,149,568
Merck & Co., Inc.	133,432	11,068,184
Zoetis, Inc.	46,658	7,715,834
		$49,679,394
Railroad & Shipping – 1.6%
Canadian National Railway Co.	104,491	$11,124,112
Restaurants – 0.9%
Starbucks Corp.	71,607	$6,152,473
Specialty Chemicals – 0.8%
DuPont de Nemours, Inc.	103,726	$5,754,718
Specialty Stores – 6.1%
Costco Wholesale Corp.	24,541	$8,712,055
Home Depot, Inc.	43,479	12,074,553
Target Corp.	74,983	11,803,824
Tractor Supply Co.	75,397	10,807,406
		$43,397,838
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	60,732	$14,680,746
Trucking – 0.2%
Old Dominion Freight Line, Inc.	6,865	$1,242,016
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	46,240	$3,779,195
Total Common Stocks		$704,496,381
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	5,262,083	$5,262,083

Other Assets, Less Liabilities – (0.0)%		(112,921)
Net Assets – 100.0%		$709,645,543
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,262,083 and $704,496,381, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$654,703,466	$—	$—	$654,703,466
France	16,722,884	8,919,353	—	25,642,237
Canada	11,124,112	—	—	11,124,112
United Kingdom	—	8,411,552	—	8,411,552
Ireland	4,615,014	—	—	4,615,014
Mutual Funds	5,262,083	—	—	5,262,083
Total	$692,427,559	$17,330,905	$—	$709,758,464
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,859,653	$53,144,041	$59,739,352	$(2,281)	$22	$5,262,083
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$57,048	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.